DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 16,341,014	$ 2,336,734	¥ (93,699)	¥ 403,439
ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	1,200,500		1,600,000	1,050,000
ATA Intelligent Learning | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 1,200,500		¥ 1,600,000	¥ 1,050,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Percentage of equity interest	30.96%		30.96%
Equity interest investment	¥ 37,753,202		¥ 42,537,827